Loans Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Loans Receivable
Loans Receivable
Below is a summary of our loans receivable as of September 30, 2015 and December 31, 2014.

	September 30, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Secured loans receivable, net	$5,253	$5,164	$5,249	$5,174
Unsecured loans receivable, net	24,227	24,125	4,242	4,106

Secured loans receivable, net represents one loan that has a stated interest rate of 9.75%, matures in 2018 and is secured by one SNF located in Florida. Unsecured loans are reported within other assets on our balance sheet.
In September 2015, we made a $20 million five-year, fully amortizing loan to SCC. The loan bears interest at an annual rate of LIBOR plus 5%, which is subject to periodic increase over the term of the loan.
Fair value estimates as reflected in the table above are subjective in nature and based upon several important assumptions, including estimates of future cash flows, risks, discount rates and relevant comparable market information associated with each financial instrument. The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. Accordingly, the estimates presented above are not necessarily indicative of the amounts we would realize in a current market exchange.

Note 5—Loans Receivable

        Below is a summary of our loans receivable as of December 31, 2014 and 2013.

	2014		2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Secured loans receivable, net	$5,249	$5,174	$5,244	$4,632
Unsecured loans receivable, net	4,242	4,106	3,988	3,747

        The secured loan in the table above is secured by one SNF located in Florida. The loan has a stated interest rate of 9.75% and matures in 2018.

        During 2013, we received aggregate proceeds of $9.4 million for final repayment of two secured loans receivable. We recognized $0.2 million of gains on these loan repayments, which are recorded in income from investments in direct financing leases and loans in our combined consolidated statements of income for the year ended December 31, 2013.

        Fair value estimates as reflected in the table above are subjective in nature and based upon several important assumptions, including estimates of future cash flows, risks, discount rates and relevant comparable market information associated with each financial instrument. The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. Accordingly, the estimates presented above are not necessarily indicative of the amounts we would realize in a current market exchange.